Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
September 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SIM-NPRT3-1121
1.9887617.102
Municipal Bonds - 93.5%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	648,079
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	530,000	612,145
5% 4/1/26	500,000	595,871
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,080,000	7,973,989
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	860,000	968,507
TOTAL ALABAMA		10,798,591
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	600,000	691,071
4% 12/1/29	980,000	1,187,223
5% 12/1/28	1,365,000	1,729,120
5% 6/1/29	1,025,000	1,311,865
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,685,503
TOTAL ALASKA		7,604,782
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.907%, tender 1/1/37 (b)(c)	515,000	510,536
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/29 (d)	1,400,000	1,765,687
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	197,757
5% 5/1/51	190,000	197,180
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	1,165,000	1,524,821
5% 7/1/38	1,875,000	2,445,669
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(e)	1,255,000	1,305,665
Series 2019, 5%, tender 6/3/24 (b)(e)	6,455,000	7,209,567
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	530,871
5% 7/1/31	645,000	784,240
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	53,521
5% 7/1/48	60,000	63,702
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	738,136
Series 2021 A, 4% 9/1/51	1,000,000	1,158,394
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (f)	255,000	261,384
6% 1/1/48 (f)	1,250,000	1,273,438
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,244,249
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (e)	170,000	176,049
Series 2017 A:
5% 7/1/33 (e)	190,000	230,167
5% 7/1/36 (e)	300,000	363,092
5% 7/1/37 (e)	225,000	271,902
Series 2017 B:
5% 7/1/29	430,000	527,674
5% 7/1/33	600,000	731,315
5% 7/1/36	690,000	840,248
5% 7/1/37	430,000	523,631
Series 2019 B, 5% 7/1/35 (e)	2,450,000	3,061,363
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,400,000	1,810,123
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	260,000	273,917
5.5% 12/1/29	1,530,000	1,988,187
TOTAL ARIZONA		32,062,485
California - 4.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	619,398
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,116
Series 2016, 5% 9/1/29	380,000	459,752
Series 2017, 5% 8/1/30	2,465,000	3,053,862
Series 2020, 4% 11/1/37	1,950,000	2,347,767
Series 2021:
5% 9/1/32	9,770,000	13,074,247
5% 10/1/41	23,215,000	29,972,842
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	729,770	846,405
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (f)	100,000	89,660
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (f)	100,000	88,900
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	447,110
(Various Cap. Projs.) Series 2021 B, 4% 5/1/46	5,735,000	6,731,233
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	686,707
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	262,220
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	587,065
5% 6/1/23	655,000	703,590
5% 6/1/24	365,000	407,593
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	779,189
0% 11/1/30 (FSA Insured)	860,000	749,741
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,122
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	6,795,000	8,643,246
Series B, 5% 7/1/50	4,890,000	6,162,295
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (e)	875,000	1,014,753
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	695,138
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31 (d)	965,000	1,171,123
4% 8/1/32 (d)	1,355,000	1,626,873
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	349,274
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	837,879
Series 2011, 0% 8/1/46	200,000	96,594
Series B:
0% 8/1/37	1,345,000	956,076
0% 8/1/39	4,095,000	2,721,358
0% 8/1/41	675,000	418,101
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	190,209
5% 9/1/26	220,000	252,108
5% 9/1/29	455,000	515,285
5% 9/1/31	205,000	232,813
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	810,444
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	494,939
Series 2008 E, 0% 7/1/47 (g)	1,495,000	1,420,954
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (e)	13,485,000	16,322,371
Series 2019 B, 5% 5/1/49	930,000	1,141,817
Series 2019 E, 5% 5/1/50 (e)	1,350,000	1,631,926
Series A, 5% 5/1/44 (e)	600,000	664,034
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	795,000	857,867
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	995,000	1,073,682
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,870,901
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	898,686
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	259,262
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	552,324
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	875,944
Series 2013 B, 5.5% 8/1/38	170,000	192,143
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	345,000	358,760
TOTAL CALIFORNIA		117,276,698
Colorado - 3.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	507,896
5% 10/1/43	540,000	631,152
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	315,902
4% 9/1/36	225,000	248,950
5% 9/1/46	1,255,000	1,433,470
Series 2019 A:
5% 11/1/25	1,845,000	2,167,857
5% 11/15/39	2,390,000	3,021,415
Series 2019 A1, 4% 8/1/44	890,000	1,008,901
Series 2019 A2, 5% 8/1/44	15,610,000	19,003,018
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	645,000	715,650
Series 2019 H, 4.25% 11/1/49	340,000	377,427
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,500,000	4,461,293
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (e)	390,000	427,861
5% 11/15/26 (e)	595,000	718,374
5% 11/15/27 (e)	505,000	624,271
Series 2018 A:
5% 12/1/30 (e)	1,335,000	1,730,401
5% 12/1/34 (e)	880,000	1,180,324
5% 12/1/36 (e)	860,000	1,055,805
5% 12/1/37 (e)	1,720,000	2,106,393
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,270,000	6,722,504
5% 9/15/46	8,085,000	10,300,284
Series 2020 B:
5% 9/15/28	2,620,000	3,354,260
5% 9/15/29	4,870,000	6,375,660
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	2,400,000	3,070,729
5% 9/1/40	2,800,000	3,124,090
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (FSA Insured)	160,000	183,706
Series 2020, 5% 12/1/33 (FSA Insured)	255,000	323,972
TOTAL COLORADO		75,191,565
Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	338,829
Series 2015 B, 5% 6/15/32	495,000	570,897
Series 2016 B, 5% 5/15/26	1,235,000	1,485,797
Series 2018 F:
5% 9/15/23	450,000	491,943
5% 9/15/24	560,000	637,236
5% 9/15/25	560,000	659,710
Series 2021 D:
5% 7/15/24	1,140,000	1,288,869
5% 7/15/25	1,885,000	2,208,530
5% 7/15/26	1,885,000	2,279,133
5% 7/15/27	2,510,000	3,113,604
5% 7/15/28	2,895,000	3,678,757
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	101,117
5% 7/1/27	60,000	73,185
5% 7/1/28	110,000	133,987
5% 7/1/29	70,000	84,766
Series 2016 K, 4% 7/1/46	1,520,000	1,659,168
Series 2019 A:
5% 7/1/26 (f)	1,195,000	1,282,057
5% 7/1/27 (f)	695,000	750,026
5% 7/1/49 (f)	1,430,000	1,480,621
Series 2019 Q-1:
5% 11/1/22	810,000	851,628
5% 11/1/26	870,000	1,052,711
Series 2020 A, 4% 7/1/40	1,330,000	1,530,627
Series 2021 G:
4% 3/1/46	1,040,000	1,210,044
4% 3/1/51	1,675,000	1,934,133
Series 2022 M, 4% 7/1/39 (d)	1,985,000	2,264,834
Series K1:
5% 7/1/27	85,000	101,687
5% 7/1/29	220,000	266,396
5% 7/1/30	170,000	204,554
5% 7/1/31	1,400,000	1,676,447
5% 7/1/33	275,000	326,961
5% 7/1/34	1,970,000	2,336,040
Series K3, 5% 7/1/43	2,060,000	2,398,975
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	1,545,000	1,679,614
Series C:
5% 5/15/23 (e)	250,000	267,488
5% 11/15/23 (e)	1,195,000	1,302,251
5% 5/15/24 (e)	2,150,000	2,382,672
5% 11/15/24 (e)	1,000,000	1,126,964
5% 11/15/25 (e)	890,000	1,026,969
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	785,897
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (f)	785,000	913,370
5% 4/1/39 (f)	1,010,000	1,155,123
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	222,235
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,870,990
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,050,468
TOTAL CONNECTICUT		52,257,310
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,280,076
Series 2020 A, 5% 1/1/31	1,000,000	1,302,997
TOTAL DELAWARE		2,583,073
District Of Columbia - 1.1%
District of Columbia Rev. Series 2018, 5% 10/1/48	7,155,000	8,538,524
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	893,218
5% 10/1/32	900,000	1,122,783
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (e)	525,000	525,000
5% 10/1/23 (e)	560,000	560,000
5% 10/1/24 (e)	505,000	505,000
5% 10/1/25 (e)	680,000	680,000
Series 2017 A:
5% 10/1/28 (e)	1,145,000	1,407,431
5% 10/1/30 (e)	1,420,000	1,739,113
5% 10/1/31 (e)	250,000	305,997
5% 10/1/32 (e)	385,000	471,169
5% 10/1/33 (e)	190,000	232,211
5% 10/1/35 (e)	430,000	524,736
5% 10/1/42 (e)	860,000	1,036,888
Series 2019 A, 5% 10/1/25 (e)	610,000	713,319
Series 2020 A:
5% 10/1/25 (e)	3,050,000	3,566,597
5% 10/1/26 (e)	2,215,000	2,665,682
5% 10/1/27 (e)	765,000	943,447
5% 10/1/28 (e)	385,000	484,484
TOTAL DISTRICT OF COLUMBIA		26,915,599
Florida - 5.7%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	347,519
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (e)	165,000	172,847
Series 2012 Q1, 5% 10/1/25	900,000	942,155
Series 2015 C, 5% 10/1/24 (e)	435,000	492,915
Series 2017:
5% 10/1/25 (e)	45,000	52,622
5% 10/1/26 (e)	170,000	204,590
5% 10/1/27 (e)	170,000	209,544
5% 10/1/29 (e)	460,000	561,476
5% 10/1/30 (e)	125,000	152,524
5% 10/1/32 (e)	600,000	729,245
5% 10/1/33 (e)	225,000	272,665
5% 10/1/34 (e)	220,000	265,968
5% 10/1/35 (e)	260,000	313,938
5% 10/1/36 (e)	345,000	415,737
5% 10/1/37 (e)	385,000	462,222
5% 10/1/42 (e)	2,230,000	2,666,019
5% 10/1/47 (e)	1,035,000	1,236,550
Series 2019 A, 5% 10/1/49 (e)	2,400,000	2,936,609
Series A:
5% 10/1/28 (e)	515,000	599,794
5% 10/1/30 (e)	600,000	697,247
5% 10/1/31 (e)	515,000	597,811
5% 10/1/32 (e)	480,000	557,183
Series C, 5% 10/1/23 (e)	245,000	267,625
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	137,871
Series 2012 A:
5% 7/1/24	375,000	387,885
5% 7/1/27	980,000	1,012,851
Series 2015 A:
5% 7/1/24	385,000	433,711
5% 7/1/27	170,000	198,094
Series 2015 B, 5% 7/1/24	475,000	535,097
Series 2016, 5% 7/1/32	380,000	449,335
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	931,534
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	409,948
5% 7/1/32	2,105,000	2,424,085
Series 2016 A, 5% 7/1/33	230,000	271,732
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	823,881
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	1,465,000	1,718,705
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,243,128
Series 2015 C:
5% 10/1/30	565,000	638,937
5% 10/1/40	345,000	384,449
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	449,630
5% 10/1/31	410,000	490,679
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	664,985
Series 2015 B:
5% 10/1/28	170,000	197,967
5% 10/1/30	310,000	360,884
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (e)	170,000	200,147
Series 2016:
5% 10/1/21 (e)	265,000	265,000
5% 10/1/22 (e)	170,000	177,945
5% 10/1/24 (e)	515,000	583,566
5% 10/1/26 (e)	295,000	355,023
5% 10/1/27 (e)	170,000	209,544
Series 2017 A:
5% 10/1/25 (e)	170,000	198,794
5% 10/1/27 (e)	345,000	425,250
5% 10/1/29 (e)	515,000	628,609
5% 10/1/30 (e)	555,000	677,204
5% 10/1/31 (e)	1,485,000	1,808,969
5% 10/1/32 (e)	1,165,000	1,415,950
5% 10/1/34 (e)	1,035,000	1,251,258
5% 10/1/35 (e)	1,365,000	1,648,174
5% 10/1/36 (e)	1,290,000	1,554,494
5% 10/1/37 (e)	1,075,000	1,290,619
Series 2019 A, 5% 10/1/54 (e)	8,380,000	10,219,404
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	240,000	266,396
5% 6/1/24	45,000	50,327
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (e)	530,000	631,878
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	178,120
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	170,000	190,994
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	170,000	190,994
5% 6/1/30 (Pre-Refunded to 6/1/24 @ 100)	385,000	432,546
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (e)	325,000	325,000
5% 10/1/22 (e)	170,000	178,085
5% 10/1/23 (e)	1,325,000	1,386,029
5% 10/1/24 (e)	1,560,000	1,631,631
Series 2014 A:
5% 10/1/28 (e)	860,000	969,565
5% 10/1/33 (e)	1,445,000	1,624,511
5% 10/1/36 (e)	2,730,000	3,067,418
5% 10/1/37	2,225,000	2,512,005
Series 2015 A:
5% 10/1/29 (e)	275,000	318,633
5% 10/1/31 (e)	230,000	265,515
5% 10/1/35 (e)	945,000	1,062,397
Series 2016 A:
5% 10/1/29	250,000	300,246
5% 10/1/31	300,000	358,710
Series 2017 B, 5% 10/1/40 (e)	2,240,000	2,679,866
Series 2020 A, 4% 10/1/39	1,675,000	1,963,621
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	645,000	676,119
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	664,596
Series 2014 B:
5% 7/1/26	430,000	482,643
5% 7/1/27	300,000	336,290
5% 7/1/28	170,000	190,465
Series 2016 A:
5% 7/1/32	740,000	876,906
5% 7/1/33	630,000	745,913
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	9,633,640
5% 7/1/25	8,975,000	10,476,378
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	135,000	155,833
5% 5/1/29	700,000	805,337
Series 2016 A:
5% 5/1/30	1,295,000	1,525,301
5% 5/1/32	1,720,000	2,023,352
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	700,000	930,087
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,075,000	2,124,130
Series 2016 A, 5% 10/1/44	395,000	467,507
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	1,720,000	2,014,296
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (e)	205,000	205,000
5% 10/1/23 (e)	230,000	251,240
5% 10/1/24 (e)	235,000	266,287
5% 10/1/27 (e)	170,000	203,106
5% 10/1/29 (e)	180,000	214,526
5% 10/1/30 (e)	320,000	381,442
5% 10/1/31 (e)	225,000	267,702
5% 10/1/32 (e)	345,000	409,688
5% 10/1/33 (e)	740,000	877,349
5% 10/1/34 (e)	775,000	918,629
5% 10/1/35 (e)	815,000	966,333
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	121,383
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	945,382
5% 8/1/29	1,030,000	1,200,449
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,016,521
5% 10/1/32	1,080,000	1,272,382
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	487,634
5% 8/15/26	585,000	703,443
5% 8/15/27	385,000	475,112
5% 8/15/28	260,000	320,110
5% 8/15/30	560,000	687,647
5% 8/15/31	540,000	662,156
5% 8/15/32	400,000	489,593
5% 8/15/34	1,115,000	1,361,871
5% 8/15/35	740,000	902,620
5% 8/15/42	1,135,000	1,377,906
5% 8/15/47	1,685,000	2,040,034
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	215,141
Series 2015 A, 5% 12/1/40	380,000	424,935
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,527,630
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	411,925
5% 9/1/25	70,000	72,849
Series 2020 A:
0% 9/1/37	800,000	497,308
0% 9/1/49	2,600,000	934,887
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	273,792
5% 10/15/49	420,000	508,080
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	199,917
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,006,148
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	343,860
5% 8/1/26	60,000	67,590
TOTAL FLORIDA		136,453,030
Georgia - 2.4%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	470,000	545,393
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	197,191
Series 2018 B, 5% 11/1/47	1,630,000	1,991,758
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (b)	345,000	345,762
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,815,000	2,898,845
Series 2013 1st, 2.925%, tender 3/12/24 (b)	5,290,000	5,602,932
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,700,000	2,135,756
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,168,927
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	516,949
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	900,000	990,693
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	428,730
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (FSA Insured)	1,100,000	1,287,963
4% 1/1/37 (FSA Insured)	655,000	761,715
4% 1/1/39 (FSA Insured)	1,000,000	1,157,361
4% 1/1/39 (FSA Insured)	610,000	705,990
4% 1/1/40 (FSA Insured)	710,000	820,018
4% 1/1/41 (FSA Insured)	510,000	585,434
5% 1/1/31 (FSA Insured)	520,000	666,257
5% 1/1/33 (FSA Insured)	1,000,000	1,264,355
5% 1/1/33 (FSA Insured)	590,000	745,969
5% 1/1/34 (FSA Insured)	885,000	1,114,635
5% 1/1/34 (FSA Insured)	620,000	780,874
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	617,816
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	2,000,000	2,609,146
5% 6/1/32	3,000,000	3,896,918
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	414,445
5% 8/1/39	355,000	402,917
5% 8/1/43	470,000	554,339
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,625,667
4% 7/1/43	1,475,000	1,673,540
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (b)	4,415,000	4,726,658
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	865,000	963,859
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	667,007
5% 4/1/30	345,000	377,718
5% 4/1/44	1,155,000	1,246,230
Series 2020 B:
4% 9/1/37	1,345,000	1,613,424
4% 9/1/38	1,750,000	2,093,981
5% 9/1/25	1,240,000	1,458,430
5% 9/1/32	1,265,000	1,659,614
TOTAL GEORGIA		58,315,216
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (e)	1,290,000	1,477,328
5% 7/1/45 (e)	1,000,000	1,146,406
Series 2018 A:
5% 7/1/29 (e)	220,000	273,529
5% 7/1/30 (e)	260,000	322,541
5% 7/1/31 (e)	250,000	309,360
5% 7/1/32 (e)	260,000	321,218
5% 7/1/33 (e)	260,000	320,374
5% 7/1/48 (e)	14,200,000	17,162,032
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (e)	210,000	246,498
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	8,233,743
Series 2022 A:
5% 11/1/24 (d)	855,000	934,561
5% 11/1/25 (d)	380,000	428,979
5% 11/1/27 (d)	1,525,000	1,811,529
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (e)	270,000	280,471
5.25% 8/1/24 (e)	345,000	374,562
5.25% 8/1/25 (e)	430,000	466,681
TOTAL HAWAII		34,109,812
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	160,000	176,561

Illinois - 13.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	334,535
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	429,693
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	413,028
Series 2011 A:
5% 12/1/41	995,000	1,001,233
5.25% 12/1/41	615,000	619,095
5.5% 12/1/39	1,360,000	1,369,700
Series 2012 A, 5% 12/1/42	1,585,000	1,646,010
Series 2015 C, 5.25% 12/1/39	295,000	326,670
Series 2016 B, 6.5% 12/1/46	140,000	171,836
Series 2017 A, 7% 12/1/46 (f)	480,000	621,424
Series 2017 C:
5% 12/1/22	455,000	478,636
5% 12/1/23	390,000	426,502
5% 12/1/24	990,000	1,121,393
5% 12/1/25	565,000	657,334
5% 12/1/26	165,000	197,109
5% 12/1/30	440,000	530,546
Series 2017 D:
5% 12/1/23	510,000	557,734
5% 12/1/24	215,000	243,535
5% 12/1/31	515,000	619,345
Series 2018 A:
5% 12/1/25	170,000	197,782
5% 12/1/26	170,000	203,082
5% 12/1/28	815,000	1,010,345
5% 12/1/30	1,185,000	1,460,037
5% 12/1/32	200,000	244,880
5% 12/1/35	170,000	206,704
Series 2018 C, 5% 12/1/46	1,315,000	1,574,346
Series 2019 A:
5% 12/1/28	570,000	706,622
5% 12/1/30	1,155,000	1,446,155
5% 12/1/31	655,000	816,821
5% 12/1/33	1,545,000	1,914,940
Series 2021 A, 5% 12/1/41	6,835,000	8,414,984
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000,000	1,225,523
Series 2020 A:
5% 1/1/29	2,965,000	3,688,347
5% 1/1/30	5,100,000	6,457,438
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (e)	4,500,000	4,758,492
5.5% 1/1/29 (e)	800,000	849,044
Series 2014 A:
5% 1/1/27 (e)	1,780,000	1,956,426
5% 1/1/28 (e)	3,295,000	3,621,586
5% 1/1/33 (e)	925,000	1,012,759
5% 1/1/34 (e)	450,000	492,165
Series 2016 A, 5% 1/1/28 (e)	345,000	401,194
Series 2016 B:
4% 1/1/35	270,000	300,660
5% 1/1/36	345,000	402,034
5% 1/1/37	465,000	541,450
5% 1/1/46	1,220,000	1,418,971
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,142,178
Series 2013 D, 5% 1/1/27	550,000	581,665
Series 2015 A:
5% 1/1/31 (e)	1,040,000	1,181,364
5% 1/1/32 (e)	2,100,000	2,383,997
Series 2015 C:
5% 1/1/24 (e)	245,000	269,689
5% 1/1/46 (e)	410,000	462,349
Series 2016 B, 5% 1/1/34	1,050,000	1,230,030
Series 2016 C:
5% 1/1/33	470,000	551,130
5% 1/1/34	545,000	638,444
Series 2016 G:
5% 1/1/37 (e)	345,000	406,434
5% 1/1/42 (e)	345,000	404,346
5.25% 1/1/29 (e)	60,000	72,403
5.25% 1/1/31 (e)	70,000	83,856
Series 2017 A, 5% 1/1/31	610,000	736,445
Series 2017 B:
5% 1/1/35	360,000	430,848
5% 1/1/37	1,470,000	1,751,410
Series 2017 C:
5% 1/1/30	105,000	127,095
5% 1/1/31	105,000	126,765
5% 1/1/32	110,000	132,510
Series 2017 D:
5% 1/1/28 (e)	515,000	616,085
5% 1/1/29 (e)	430,000	513,440
5% 1/1/32 (e)	465,000	552,299
5% 1/1/34 (e)	700,000	829,903
5% 1/1/35 (e)	515,000	609,433
5% 1/1/36 (e)	640,000	755,385
5% 1/1/37 (e)	345,000	406,434
Series 2018 A:
5% 1/1/37 (e)	3,500,000	4,286,842
5% 1/1/39 (e)	3,420,000	4,179,149
5% 1/1/48 (e)	570,000	686,418
5% 1/1/53 (e)	975,000	1,170,323
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (e)	455,000	537,488
5% 7/1/48 (e)	3,875,000	4,545,810
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,544,506
Series 2017, 5% 12/1/46	705,000	831,728
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	360,663
5% 6/1/23	310,000	333,502
5% 6/1/24	50,000	55,961
5% 6/1/25	50,000	57,928
5% 6/1/26	40,000	47,760
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	363,284
Series 2012 C, 5% 12/15/21	170,000	171,610
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	1,910,000	2,009,110
Series 2016 A:
5% 11/15/26	980,000	1,188,679
5% 11/15/27	480,000	579,289
5% 11/15/28	630,000	751,573
5% 11/15/29	780,000	929,169
5% 11/15/30	860,000	1,023,019
Series 2021 A, 5% 11/15/33	1,875,000	2,436,184
Illinois Fin. Auth. Series 2020 A, 4% 5/15/50	6,000,000	6,832,383
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	250,491
5% 8/1/30	155,000	183,865
5% 8/1/32	210,000	247,388
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	192,051
5% 10/1/29	170,000	202,608
5% 10/1/30	170,000	202,276
5% 10/1/35	345,000	407,591
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	6,111,189
5% 5/15/43	7,175,000	8,682,224
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	223,575
4% 2/15/33	45,000	51,366
5% 2/15/26	525,000	624,510
5% 2/15/29	1,060,000	1,284,820
5% 2/15/36	240,000	287,121
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	195,308
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	97,351
Series 2012 A:
5% 5/15/22	375,000	385,917
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	50,000	51,478
Series 2012:
4% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	1,510,000	1,562,326
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	325,000	339,211
5% 9/1/38 (Pre-Refunded to 9/1/22 @ 100)	4,520,000	4,717,635
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	900,000	947,105
Series 2013:
5% 11/15/24	85,000	89,348
5% 11/15/27	15,000	15,750
5% 11/15/28	495,000	519,066
5% 11/15/29	240,000	251,806
Series 2015 A:
5% 11/15/21	105,000	105,571
5% 11/15/45	555,000	641,866
Series 2015 B, 5% 11/15/27	545,000	629,031
Series 2015 C:
4.125% 8/15/37	150,000	164,775
5% 8/15/35	1,285,000	1,480,293
5% 8/15/44	6,275,000	7,205,490
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	176,918
5% 8/15/25 (Escrowed to Maturity)	410,000	479,999
5% 7/1/28	210,000	250,681
5% 2/15/29	885,000	1,039,246
5% 2/15/30	935,000	1,093,147
5% 7/1/30	120,000	141,834
5% 2/15/31	755,000	879,562
5% 7/1/31	215,000	253,356
5% 2/15/32	730,000	848,602
5% 7/1/33	110,000	129,068
5% 7/1/34	860,000	1,007,343
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	132,814
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	108,666
5% 7/1/36	445,000	519,677
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	422,589
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	128,031
Series 2016 B:
5% 8/15/31	1,270,000	1,536,410
5% 8/15/32	1,040,000	1,256,650
5% 8/15/34	1,295,000	1,559,482
5% 8/15/36	1,805,000	2,167,706
Series 2016 C:
3.75% 2/15/34	250,000	279,854
4% 2/15/36	1,070,000	1,210,397
4% 2/15/41	2,940,000	3,297,926
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	156,942
5% 2/15/24	115,000	127,733
5% 2/15/30	1,335,000	1,615,804
5% 2/15/31	4,825,000	5,826,046
5% 2/15/32	760,000	916,169
5% 2/15/34	605,000	726,897
5% 2/15/41	1,190,000	1,416,664
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,813
5% 5/15/29	215,000	252,684
5% 12/1/29	295,000	351,483
5% 5/15/30	455,000	532,318
5% 12/1/46	805,000	936,516
Series 2017 A, 5% 8/1/42	150,000	173,389
Series 2017:
5% 1/1/29	575,000	699,646
5% 7/1/34	965,000	1,161,299
5% 7/1/35	810,000	972,534
Series 2018 A:
4.25% 1/1/44	530,000	601,412
5% 1/1/38	2,140,000	2,566,112
5% 1/1/44	3,200,000	3,796,382
Series 2019, 4% 9/1/35	490,000	559,038
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	435,000	438,787
Series 2012:
5% 3/1/23	885,000	901,553
5% 8/1/23	790,000	855,253
Series 2013:
5.5% 7/1/24	170,000	184,782
5.5% 7/1/25	900,000	976,449
Series 2014:
5% 2/1/22	180,000	182,763
5% 2/1/23	760,000	806,254
5% 2/1/25	625,000	688,543
5% 2/1/26	470,000	515,523
5% 4/1/28	395,000	434,772
5% 5/1/28	370,000	407,585
5% 2/1/39	2,950,000	3,197,243
5.25% 2/1/31	75,000	82,244
Series 2016:
5% 2/1/23	310,000	328,867
5% 2/1/24	3,175,000	3,503,269
5% 6/1/25	1,515,000	1,747,202
5% 11/1/25	515,000	601,322
5% 6/1/26	205,000	242,865
5% 2/1/27	1,160,000	1,393,739
Series 2017 D, 5% 11/1/25	7,545,000	8,809,657
Series 2019 B:
5% 9/1/22	970,000	1,010,957
5% 9/1/23	990,000	1,075,295
5% 9/1/24	990,000	1,114,784
Series 2021 A:
5% 3/1/34	3,530,000	4,447,852
5% 3/1/46	7,365,000	9,010,569
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	3,485,000	3,793,930
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,511,498	1,596,349
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	375,000	414,409
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	813,241
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,739,760
Series 2016 A:
5% 12/1/31	1,210,000	1,419,547
5% 12/1/32	1,775,000	2,079,963
Series 2019 A, 5% 1/1/44	470,000	577,587
Series A:
5% 1/1/40	1,140,000	1,456,544
5% 1/1/45	7,265,000	9,129,936
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	535,000	534,525
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,410,336
5% 2/1/35	860,000	1,004,954
5% 2/1/36	1,480,000	1,726,721
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	863,908
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,072,392
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	6,091,749
0% 6/15/45 (FSA Insured)	5,250,000	2,786,753
0% 6/15/47 (FSA Insured)	625,000	310,518
Series 2012 B, 0% 12/15/51	2,255,000	889,932
Series A:
0% 6/15/22 (Escrowed to Maturity)	220,000	219,449
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590,000	572,733
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,027,844
Series 1996 A, 0% 6/15/24	525,000	513,200
Series 2017 B:
5% 12/15/25	170,000	198,961
5% 12/15/26	570,000	685,488
5% 12/15/27	60,000	73,743
5% 12/15/31	115,000	138,898
5% 12/15/34	70,000	83,911
Series 2020 A, 5% 6/15/50	1,900,000	2,280,425
Series 2020 B, 5% 6/15/42	2,305,000	2,849,866
Series 2022 A:
0% 12/15/36 (d)	215,000	147,843
0% 12/15/39 (d)	1,750,000	1,085,205
0% 12/15/40 (d)	1,470,000	879,091
0% 12/15/41 (d)	1,100,000	633,977
4% 6/15/52 (d)	20,000,000	22,390,854
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,699,102
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,910,186
5% 6/1/28	475,000	561,424
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	945,000	1,034,827
6.25% 10/1/38	935,000	1,030,359
Series 2018 A, 5% 4/1/30	715,000	886,748
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	1,008,586
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	280,000	331,366
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	215,000	254,442
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	260,000	307,697
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	260,000	307,697
TOTAL ILLINOIS		320,456,806
Indiana - 0.8%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	300,000	297,089
Series 2020 B, 0.95%, tender 4/1/26 (b)(e)	475,000	467,948
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	800,600
Series 2015 A, 5.25% 2/1/32	1,215,000	1,416,857
Series 2016:
5% 9/1/22	50,000	52,175
5% 9/1/23	75,000	81,779
5% 9/1/24	115,000	130,271
5% 9/1/26	225,000	271,737
5% 9/1/27	110,000	130,733
5% 9/1/28	530,000	626,445
5% 9/1/29	260,000	306,454
5% 9/1/30	240,000	282,668
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	460,339
Series 2015 A, 5% 10/1/30	830,000	938,583
Series 2011 A, 5.25% 10/1/25	300,000	300,000
Series 2021 2, 5% 10/1/41	1,750,000	2,269,151
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (f)	610,000	632,642
Series 2021 B:
3% 7/1/50	560,000	608,286
5% 1/1/23	500,000	529,302
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,405,581
Series 2016:
4% 1/1/32 (e)	170,000	190,584
4% 1/1/33 (e)	170,000	190,556
4% 1/1/34 (e)	215,000	240,416
4% 1/1/35 (e)	480,000	535,346
5% 1/1/26 (e)	180,000	212,079
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	370,000	392,800
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	254,013
5% 7/1/35	405,000	500,984
5% 7/1/36	440,000	542,881
5% 7/1/37	410,000	504,677
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	2,013,190
Series 2020, 4% 4/1/37	830,000	931,280
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(e)	300,000	314,821
TOTAL INDIANA		18,832,267
Iowa - 0.4%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	276,122
5% 5/15/48	280,000	320,548
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (e)	400,000	421,409
5% 12/1/29 (e)	1,050,000	1,306,212
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	1,000,000	1,204,048
4% 6/1/36	1,000,000	1,191,290
4% 6/1/39	1,000,000	1,179,653
5% 6/1/32	900,000	1,186,015
Series 2021 B1, 4% 6/1/49	1,475,000	1,677,332
TOTAL IOWA		8,762,629
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	775,000	890,794
5% 9/1/45	1,170,000	1,336,805
TOTAL KANSAS		2,227,599
Kentucky - 1.1%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	125,000	126,453
5% 1/1/23	75,000	79,434
5% 1/1/28	275,000	323,043
5% 1/1/31	260,000	304,525
5% 1/1/32	260,000	303,972
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,814,625
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	208,281
5% 5/1/27	505,000	615,710
5% 5/1/29	935,000	1,159,020
5% 5/1/32	245,000	301,968
5% 5/1/33	190,000	233,584
5% 5/1/34	215,000	263,630
5% 5/1/35	130,000	157,744
5% 5/1/36	110,000	133,111
Series B, 5% 8/1/23	1,205,000	1,309,947
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	9,405,000	10,753,220
Series A:
4% 12/1/21	500,000	502,931
4% 6/1/24	500,000	546,696
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	1,270,000	1,387,693
Series 2020 C, 5%, tender 10/1/26 (b)	435,000	525,076
Series 2020 D, 5%, tender 10/1/29 (b)	525,000	673,298
Series 2013 A:
5.5% 10/1/33	585,000	641,625
5.75% 10/1/38	1,510,000	1,662,035
Series 2020 A, 5% 10/1/37	1,220,000	1,520,847
TOTAL KENTUCKY		27,548,468
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	590,162
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	297,141
5% 12/15/25	535,000	631,454
5% 12/15/26	215,000	260,637
5% 12/15/28	345,000	415,159
5% 12/15/29	245,000	293,983
5% 12/15/30	480,000	574,701
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (e)	240,000	273,535
5% 1/1/29 (e)	895,000	1,015,111
5% 1/1/30 (e)	1,205,000	1,365,470
5% 1/1/31 (e)	430,000	487,263
5% 1/1/40 (e)	4,600,000	5,196,782
Series 2017 B:
5% 1/1/27 (e)	70,000	84,638
5% 1/1/28 (e)	40,000	48,032
5% 1/1/32 (e)	70,000	83,142
5% 1/1/33 (e)	120,000	142,573
5% 1/1/34 (e)	35,000	41,495
5% 1/1/35 (e)	70,000	82,836
5% 1/1/37 (e)	1,000,000	1,180,841
Series 2017 D2:
5% 1/1/27 (e)	85,000	102,775
5% 1/1/28 (e)	125,000	150,100
5% 1/1/31 (e)	110,000	130,385
5% 1/1/33 (e)	175,000	207,919
5% 1/1/34 (e)	210,000	248,971
5% 1/1/36 (e)	160,000	189,201
5% 1/1/37 (e)	265,000	312,923
TOTAL LOUISIANA		14,407,229
Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	800,000	865,263
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	305,000	329,882
Series 2016 A:
4% 7/1/41	405,000	442,597
4% 7/1/46	555,000	602,666
5% 7/1/41	1,790,000	2,054,373
5% 7/1/46	4,775,000	5,445,916
Series 2017 B:
4% 7/1/25	75,000	83,820
4% 7/1/31	120,000	135,606
4% 7/1/32	85,000	95,819
4% 7/1/34	175,000	196,356
5% 7/1/26	55,000	65,232
5% 7/1/28	90,000	108,623
5% 7/1/29	70,000	84,120
5% 7/1/33	170,000	203,122
5% 7/1/35	130,000	155,060
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	208,874
5% 7/1/36	450,000	519,833
5% 7/1/38	115,000	132,386
TOTAL MAINE		11,729,548
Maryland - 2.7%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	2,230,000	2,710,543
5% 4/1/27	2,490,000	3,064,181
5% 4/1/27	8,780,000	10,804,622
5% 4/1/28	2,495,000	3,147,105
5% 4/1/28	4,220,000	5,322,959
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A, 4% 7/1/45	2,000,000	2,336,656
(Wtr. Projs.) Series 2020 A, 5% 7/1/50	2,200,000	2,760,251
City of Westminster Series 2016:
5% 11/1/27	445,000	531,357
5% 11/1/28	475,000	564,041
5% 11/1/29	500,000	590,972
5% 11/1/30	530,000	623,219
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	820,000	904,249
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (e)	1,800,000	2,063,796
5% 8/1/46 (e)	4,000,000	5,013,719
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	262,553
5% 6/1/35	345,000	414,628
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (e)	310,000	361,958
5% 3/31/46 (e)	515,000	600,521
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/28	5,720,000	7,271,794
Series 2022 2C, 4% 3/1/29 (d)	4,290,000	5,106,668
Maryland Health & Higher Edl. Series 2021 A:
5% 6/1/29	180,000	225,139
5% 6/1/33	450,000	575,896
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	661,453
Series 2015, 5% 7/1/24	130,000	146,295
Series 2016 A:
4% 7/1/42	295,000	320,327
5% 7/1/35	120,000	140,022
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	2,460,000	3,049,998
5% 10/1/28	3,600,000	4,563,432
TOTAL MARYLAND		64,138,354
Massachusetts - 6.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	3,740,000	4,983,738
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	5,115,000	6,344,653
Series 2021 A, 5% 6/1/51	8,150,000	10,222,593
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	331,397
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	828,743
5% 7/1/34	725,000	889,895
Series 2017, 4% 7/1/41	1,720,000	1,954,308
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	188,775
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	208,327
5% 10/1/28	180,000	213,680
5% 10/1/29	190,000	224,414
5% 10/1/31	210,000	246,172
5% 10/1/32	220,000	257,401
Series 2016:
5% 10/1/29	170,000	202,608
5% 10/1/30	260,000	308,945
5% 7/1/31	290,000	339,931
5% 10/1/31	280,000	331,643
5% 10/1/43	1,500,000	1,731,562
Series 2019, 5% 9/1/59	4,040,000	4,911,587
Series 2020 A:
4% 7/1/45	3,170,000	3,554,273
5% 10/15/26	10,750,000	13,104,728
5% 10/15/28	1,500,000	1,927,685
5% 10/15/29	5,000,000	6,570,963
5% 10/15/30	5,000,000	6,710,075
Series 2021 V, 5% 7/1/55	5,435,000	8,381,580
Series BB1, 5% 10/1/46	70,000	82,673
Series J2, 5% 7/1/53	7,000,000	8,380,166
Series M:
4% 10/1/50	3,170,000	3,557,979
5% 10/1/45	2,390,000	2,920,018
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (e)	955,000	988,397
Series 2016, 5% 7/1/24 (e)	1,400,000	1,568,538
Series 2019 B, 5% 7/1/27 (e)	675,000	818,713
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	365,000	444,388
5% 4/1/42	1,380,000	1,676,867
Series 2019 A, 5% 1/1/49	1,000,000	1,232,874
Series 2019 C, 5% 5/1/49	1,560,000	1,939,047
Series E:
5% 11/1/45	1,345,000	1,705,060
5% 11/1/50	11,920,000	15,005,404
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	55,000	55,242
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	427,610
5% 7/1/34	185,000	219,599
5% 7/1/38	270,000	320,561
Series 2016 B, 5% 7/1/43 (e)	1,480,000	1,731,274
Series 2019 A, 5% 7/1/40 (e)	500,000	613,310
Series 2021 E:
5% 7/1/37 (e)	4,100,000	5,272,286
5% 7/1/41 (e)	6,955,000	8,842,192
5% 7/1/46 (e)	1,325,000	1,663,531
5% 7/1/51 (e)	9,000,000	11,249,772
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (e)	1,485,000	1,807,364
TOTAL MASSACHUSETTS		147,492,541
Michigan - 1.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	450,000
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	550,000	664,633
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	708,802
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	507,735
5% 7/1/48	1,815,000	2,180,793
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	482,957
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	820,000	962,522
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	40,000	47,209
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	649,979
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	544,251
Series 2012, 5% 11/15/42	1,785,000	1,867,690
Series 2015 MI, 5% 12/1/24	765,000	875,716
Series 2016, 5% 11/15/41	325,000	385,224
Series 2020 A, 4% 6/1/49	765,000	873,183
Series 2021:
4% 9/1/39	600,000	693,031
4% 9/1/40	600,000	691,350
4% 9/1/41	500,000	574,409
Series MI, 5.5% 12/1/27	820,000	963,522
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 C:
5% 12/1/32	230,000	283,665
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	25,000	31,144
Series 2012 A, 5% 6/1/26	345,000	355,650
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	675,000	740,766
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,259,361
5% 3/1/41	1,075,000	1,325,084
5% 3/1/44	2,100,000	2,572,807
5% 3/1/50	3,400,000	4,153,102
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	582,945
5% 11/1/31	435,000	517,081
5% 11/1/36	45,000	53,158
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,212,456
Series 2020 A, 4% 4/1/45	1,500,000	1,771,644
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (e)	1,205,000	1,411,360
Series 2015 G, 5% 12/1/28 (e)	945,000	1,104,298
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	291,886
4% 12/1/34 (FSA Insured)	210,000	239,825
4% 12/1/35 (FSA Insured)	205,000	233,266
4% 12/1/36 (FSA Insured)	215,000	244,219
5% 12/1/31	65,000	79,270
5% 12/1/32	65,000	79,084
5% 12/1/34	120,000	146,503
5% 12/1/35	110,000	134,106
5% 12/1/37	75,000	91,131
Series 2017 B:
5% 12/1/29 (e)	105,000	128,101
5% 12/1/30 (e)	120,000	145,617
5% 12/1/31 (e)	140,000	169,811
5% 12/1/32 (e)	90,000	109,799
5% 12/1/32 (e)	110,000	133,835
5% 12/1/34 (e)	105,000	127,496
5% 12/1/35 (e)	110,000	133,380
5% 12/1/37 (e)	145,000	174,664
5% 12/1/42 (e)	170,000	203,896
Series 2018 B, 5% 12/1/48 (e)	1,000,000	1,216,962
Series 2018 D, 5% 12/1/29 (e)	800,000	1,000,207
TOTAL MICHIGAN		36,580,585
Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	554,222
Series 2017, 5% 5/1/25	140,000	161,121
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	159,585
5% 10/1/45	285,000	337,453
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	226,437
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(f)	1,255,000	1,350,200
TOTAL MINNESOTA		2,789,018
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	1,455,000	1,584,685
5% 6/1/27	720,000	880,057
TOTAL MISSISSIPPI		2,464,742
Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	141,257
5% 3/1/31	130,000	152,383
5% 3/1/36	260,000	301,404
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,761
5% 9/1/27	85,000	85,314
5% 9/1/28	170,000	170,619
5% 9/1/29	170,000	170,623
5% 9/1/30	240,000	240,878
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (e)	500,000	610,835
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	183,606
3.25% 2/1/28	170,000	183,702
4% 2/1/40	140,000	153,263
5% 2/1/29	215,000	247,931
5% 2/1/31	445,000	509,364
5% 2/1/33	495,000	563,602
5% 2/1/36	465,000	525,723
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	190,000	209,548
Series 2021 A, 3% 5/1/52	2,760,000	2,996,537
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	285,793
TOTAL MISSOURI		7,938,143
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (e)	205,000	214,592
Series 2019 B, 4% 6/1/50	105,000	117,819
TOTAL MONTANA		332,411
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	5,825,000	6,532,188
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	194,140
5% 7/1/36	120,000	144,645
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	555,000	606,862
Series 2019 E, 3.75% 9/1/49 (e)	625,000	671,968
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	494,681
5% 1/1/40	195,000	226,035
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (e)	130,000	137,430
5% 12/15/23 (e)	130,000	143,094
5% 12/15/25 (e)	70,000	82,365
5% 12/15/26 (e)	250,000	302,499
5% 12/15/27 (e)	170,000	204,381
5% 12/15/30 (e)	260,000	311,442
5% 12/15/31 (e)	135,000	161,427
5% 12/15/33 (e)	140,000	166,870
5% 12/15/35 (e)	345,000	411,080
5% 12/15/36 (e)	85,000	101,280
Series 2017 C, 5% 12/15/21 (e)	70,000	70,666
TOTAL NEBRASKA		10,963,053
Nevada - 0.2%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,327,845
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (e)	385,000	398,699
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	1,035,000	1,054,061
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	923,458
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	325,000	359,091
TOTAL NEVADA		5,063,154
New Hampshire - 0.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,475,746	1,754,764
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	611,482
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	260,434
5% 8/1/29	185,000	227,979
5% 8/1/30	170,000	209,058
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	544,249
5% 7/1/32	660,000	813,240
5% 7/1/33	600,000	738,303
5% 7/1/34	920,000	1,129,246
5% 7/1/35	965,000	1,182,612
5% 7/1/36	1,015,000	1,240,900
5% 7/1/37	890,000	1,085,687
Series 2017, 5% 7/1/44	2,265,000	2,603,061
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	65,000	67,271
Series 2012:
4% 7/1/32	475,000	482,704
5% 7/1/24	170,000	175,463
5% 7/1/25	205,000	211,378
5% 7/1/27	85,000	87,462
Series 2016:
4% 10/1/38	415,000	456,913
5% 10/1/22	185,000	193,684
5% 10/1/24	365,000	413,012
5% 10/1/25	360,000	420,510
5% 10/1/29	1,150,000	1,363,807
5% 10/1/31	895,000	1,053,417
5% 10/1/33	695,000	814,782
5% 10/1/38	1,285,000	1,495,727
TOTAL NEW HAMPSHIRE		19,637,145
New Jersey - 4.6%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	212,568
5% 7/1/30 (FSA Insured)	435,000	511,063
5% 7/1/32 (FSA Insured)	215,000	251,511
5% 7/1/33 (FSA Insured)	225,000	262,758
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (f)	260,000	262,711
Series A:
5% 11/1/31	2,265,000	2,856,079
5% 11/1/36	2,530,000	3,161,022
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (f)	230,000	233,175
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,625,867
Series 2017 B, 5% 11/1/23	3,100,000	3,395,545
Series 2013 NN:
5% 3/1/27	13,685,000	14,560,117
5% 3/1/29	430,000	456,942
Series 2013:
5% 3/1/24	3,100,000	3,303,814
5% 3/1/25	380,000	404,801
Series 2014 PP, 5% 6/15/26	1,100,000	1,230,842
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,406,384
Series 2016 AAA:
5.5% 6/15/31	345,000	421,062
5.5% 6/15/32	860,000	1,049,733
Series LLL, 5% 6/15/44	1,140,000	1,402,324
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(e)	8,000,000	8,074,037
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	418,196
5% 7/1/32	415,000	481,110
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	985,000	1,200,560
4% 6/1/31	370,000	454,613
4% 6/1/32	250,000	310,448
5% 6/1/29	1,110,000	1,420,654
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	60,000	61,975
5% 7/1/23	200,000	215,071
5% 7/1/24	330,000	368,002
5% 7/1/25	345,000	397,159
5% 7/1/26	190,000	224,861
5% 7/1/26	60,000	71,009
5% 7/1/27	130,000	156,731
5% 7/1/27	85,000	100,160
5% 7/1/28	65,000	78,264
5% 7/1/29	120,000	139,941
5% 7/1/29	85,000	99,168
5% 7/1/30	170,000	204,161
5% 7/1/30	145,000	168,170
Series 2016:
4% 7/1/48	500,000	545,948
5% 7/1/41	625,000	719,771
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (e)	210,000	221,114
5% 12/1/23 (e)	350,000	384,023
5% 12/1/26 (e)	915,000	1,093,770
Series 2017 1B, 5% 12/1/21 (e)	220,000	221,648
Series 2018 B:
5% 12/1/25 (e)	725,000	847,213
5% 12/1/26 (e)	1,045,000	1,249,169
Series 2019 A:
5% 12/1/23	310,000	340,699
5% 12/1/24	180,000	204,952
5% 12/1/25	330,000	386,366
Series 2020:
5% 12/1/24 (e)	1,450,000	1,648,557
5% 12/1/24 (e)	690,000	784,486
5% 12/1/27 (e)	570,000	694,341
5% 12/1/28 (e)	1,000,000	1,239,566
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	840,000	1,000,358
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	6,179,098
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	74,140
Series 2010 A, 0% 12/15/27	2,350,000	2,133,332
Series 2014 AA, 5% 6/15/24	1,720,000	1,927,703
Series 2014 BB2, 5% 6/15/33	4,365,000	5,672,501
Series 2016 A:
5% 6/15/27	465,000	552,948
5% 6/15/28	1,905,000	2,252,980
5% 6/15/29	385,000	454,063
Series 2016 A-2, 5% 6/15/23	925,000	997,884
Series 2022 A:
4% 6/15/40 (d)	750,000	857,350
4% 6/15/41 (d)	3,225,000	3,677,261
Series 2022 AA:
5% 6/15/29 (d)	1,000,000	1,228,416
5% 6/15/30 (d)	5,530,000	6,900,686
Series AA:
4% 6/15/36	950,000	1,117,150
4% 6/15/45	2,105,000	2,416,237
5% 6/15/29	385,000	397,785
5% 6/15/38	1,070,000	1,358,208
5% 6/15/45	470,000	585,208
Series BB, 5% 6/15/33	4,300,000	5,337,406
TOTAL NEW JERSEY		110,354,945
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	450,000	494,495
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,039
5% 5/15/34	65,000	73,900
5% 5/15/39	50,000	56,492
5% 5/15/44	50,000	56,141
5% 5/15/49	100,000	111,957
Series 2019 B1, 2.625% 5/15/25	55,000	55,081
TOTAL NEW MEXICO		883,105
New York - 7.0%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	246,620
4% 7/1/34	215,000	246,040
Series 2017:
4% 12/1/21 (f)	200,000	201,140
5% 12/1/22 (f)	300,000	315,805
5% 12/1/23 (f)	200,000	219,305
5% 12/1/24 (f)	200,000	227,522
5% 12/1/25 (f)	200,000	234,789
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	965,000	969,065
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	2,140,000	2,205,804
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,737,356
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	873,575
Series 2015 C, 5% 8/1/27	120,000	137,697
Series 2016 C and D, 5% 8/1/28	450,000	534,252
Series 2016 E, 5% 8/1/28	755,000	909,671
Series 2022 A1, 5% 8/1/47	26,515,000	33,306,549
Series A, 5% 8/1/26	1,000,000	1,208,036
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,210,000	1,213,497
Series 2021, 0.6%, tender 7/1/25 (b)	1,710,000	1,708,544
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,283,834
Series 2020 GG1, 5% 6/15/50	770,000	962,361
Series GG 1, 5% 6/15/48	17,930,000	22,479,592
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	978,400
Series 2015 S2, 5% 7/15/35	305,000	354,600
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,431,884
Series 2018 B, 5% 8/1/45	6,335,000	7,641,529
Series 2022 A1, 5% 11/1/27	6,455,000	8,054,293
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,400,000	4,570,155
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	993,548
New York Dorm. Auth. Rev. Series 2022:
4% 7/1/36 (d)	1,510,000	1,754,106
4% 7/1/38 (d)	485,000	560,189
4% 7/1/40 (d)	800,000	915,828
5% 7/1/34 (d)	1,000,000	1,261,905
5% 7/1/35 (d)	1,000,000	1,259,133
5% 7/1/37 (d)	1,650,000	2,064,283
5% 7/1/39 (d)	500,000	622,333
5% 7/1/41 (d)	890,000	1,102,261
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,401,942
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,876,499
Series 2015 A1, 5% 11/15/45	1,280,000	1,432,702
Series 2020 A, 4% 2/1/22	1,550,000	1,568,551
Series 2020 D, 4% 11/15/46	11,710,000	13,035,957
Series 2021 A1, 4% 11/15/45	8,280,000	9,253,316
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	1,410,000	1,413,149
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (e)	230,000	249,225
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	8,700,000	9,961,287
4% 3/15/45	7,000,000	7,995,029
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	740,000	821,317
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,306,046
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,122,709
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	199,060
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	205,454
4% 3/1/24 (FSA Insured)	235,000	256,031
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,680,000	3,183,090
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (f)	250,000	256,524
5.375% 11/1/54 (f)	885,000	912,846
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	1,800,000	2,258,882
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	998,253
TOTAL NEW YORK		168,493,370
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	1,175,000	1,379,609

North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	323,735
5% 7/1/33	260,000	316,903
5% 7/1/37	605,000	736,737
Series 2017 B:
5% 7/1/22 (e)	25,000	25,890
5% 7/1/23 (e)	30,000	32,468
5% 7/1/24 (e)	35,000	39,295
5% 7/1/25 (e)	15,000	17,406
5% 7/1/26 (e)	15,000	17,929
5% 7/1/27 (e)	35,000	42,888
5% 7/1/28 (e)	30,000	36,561
5% 7/1/29 (e)	40,000	48,562
5% 7/1/30 (e)	45,000	54,610
5% 7/1/31 (e)	85,000	103,086
5% 7/1/32 (e)	85,000	102,995
5% 7/1/33 (e)	90,000	109,027
5% 7/1/34 (e)	95,000	115,052
5% 7/1/35 (e)	65,000	78,685
5% 7/1/36 (e)	55,000	66,567
5% 7/1/37 (e)	65,000	78,549
5% 7/1/42 (e)	205,000	245,346
Series 2017 C, 4% 7/1/32	250,000	286,988
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	220,000	220,713
Series 2012, 5% 11/1/41	935,000	947,433
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	70,000	86,474
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	565,000	697,968
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26 (Pre-Refunded to 5/15/22 @ 100)	225,000	231,651
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	1,725,000	1,745,825
Series 2019 C, 2.55%, tender 6/1/26 (b)	2,980,000	3,172,182
TOTAL NORTH CAROLINA		9,981,525
North Dakota - 0.5%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35 (FSA Insured)	1,800,000	2,104,743
4% 12/1/36 (FSA Insured)	1,140,000	1,329,429
4% 12/1/37 (FSA Insured)	1,375,000	1,599,384
4% 12/1/38 (FSA Insured)	1,250,000	1,451,167
5% 12/1/33 (FSA Insured)	1,875,000	2,409,714
5% 12/1/34 (FSA Insured)	2,250,000	2,879,327
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	895,000	973,647
TOTAL NORTH DAKOTA		12,747,411
Ohio - 3.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,867,396
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	601,503
5% 8/1/26	345,000	414,949
5% 8/1/27	430,000	530,426
5% 8/1/28	490,000	610,394
5% 8/1/29	905,000	1,125,860
5% 8/1/30	730,000	907,269
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	630,000	646,948
Series 2020 A, 4% 12/1/40	4,000,000	4,686,838
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,454,359
Series 2012 B, 5% 2/15/42	335,000	340,718
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/32	2,335,000	2,972,300
5% 6/1/33	7,750,000	9,829,406
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,189,529
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	430,023
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,343,760
5% 12/1/51	1,650,000	2,008,001
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,312,243
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	676,194
5% 12/1/26	115,000	125,319
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,110
6% 8/15/43	140,000	140,491
Series 2015:
5% 8/15/29	240,000	274,510
5% 8/15/30	260,000	296,328
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	2,325,000	2,649,856
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	1,400,000	1,835,326
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	800,535
5% 2/15/44	915,000	951,772
5% 2/15/48	2,340,000	2,431,018
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,436,445
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24 (d)	1,065,000	1,174,961
5% 1/1/25 (d)	1,195,000	1,367,642
5% 1/1/26 (d)	1,405,000	1,657,167
5% 1/1/27 (d)	3,250,000	3,942,282
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	289,288
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	145,000	162,154
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	2,000,000	2,613,756
5% 12/15/30	1,800,000	2,398,479
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	272,513
Series A, 5% 2/15/51	16,340,000	20,677,629
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	445,874
5% 2/15/34	75,000	87,153
Series 2019, 5% 2/15/29	935,000	1,091,482
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	916,107
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	90,000	94,887
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	40,000	42,124
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	115,000	121,245
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	55,000	57,921
TOTAL OHIO		83,332,490
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (e)	390,000	471,344
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	256,665
5% 10/1/29	240,000	280,077
5% 10/1/36	170,000	197,352
5% 10/1/39	345,000	398,931
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	88,065
5% 8/15/23	45,000	48,448
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	615,000	726,196
TOTAL OKLAHOMA		2,467,078
Oregon - 0.2%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	930,000	1,022,586
Series 2019 A, 4% 7/1/50	1,830,000	2,016,348
Port of Portland Arpt. Rev. Series 2020 27A, 5% 7/1/45 (e)	1,090,000	1,339,194
TOTAL OREGON		4,378,128
Pennsylvania - 7.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (e)	9,290,000	11,408,252
5% 1/1/56 (e)	5,635,000	6,898,789
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	750,000	712,889
4% 12/1/41	1,145,000	1,071,042
4.25% 12/1/50	1,275,000	1,188,188
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	505,000	637,670
5% 7/1/34	60,000	75,219
5% 7/1/38	1,350,000	1,672,926
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,795,947
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	208,183
5% 7/15/29	270,000	342,195
5% 7/15/32	170,000	212,602
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	225,000	246,893
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,095,721
5% 6/1/28	945,000	1,186,286
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	85,000	91,695
5% 6/1/28	185,000	220,896
5% 6/1/29	200,000	238,548
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	776,173
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	279,582
Series 2019, 5% 7/1/49	970,000	1,137,206
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	483,688
4% 7/15/35	445,000	498,513
4% 7/15/37	860,000	958,953
5% 7/15/25	70,000	80,815
5% 7/15/26	215,000	255,254
5% 7/15/27	365,000	444,003
5% 7/15/28	270,000	329,178
5% 7/15/29	285,000	345,280
5% 7/15/30	380,000	457,648
5% 7/15/31	260,000	311,910
5% 7/15/32	270,000	323,077
5% 7/15/34	295,000	351,244
5% 7/15/36	865,000	1,044,160
5% 7/15/38	1,035,000	1,244,362
5% 7/15/43	1,205,000	1,435,655
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	530,305
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,725,000	1,746,977
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	202,932
5% 7/1/27	170,000	201,703
5% 7/1/28	170,000	201,036
5% 7/1/34	635,000	741,544
5% 7/1/36	345,000	401,290
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	335,000	347,680
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	225,000
5% 10/1/22	240,000	249,310
5% 10/1/23	70,000	75,344
5% 10/1/24	200,000	223,269
5% 10/1/25	180,000	200,656
5% 10/1/27	85,000	94,009
Series 2016 A:
5% 10/1/28	260,000	302,331
5% 10/1/29	450,000	520,637
5% 10/1/31	785,000	901,421
5% 10/1/36	1,410,000	1,605,080
5% 10/1/40	690,000	780,689
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	130,000	152,676
Series 2018 A, 4% 8/15/48	2,190,000	2,454,573
Series 2016 A, 5% 8/15/46	5,165,000	5,999,911
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(e)	3,185,000	3,323,467
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	706,743
Series 2017:
5% 5/1/35	215,000	262,998
5% 5/1/37	270,000	328,726
5% 5/1/41	1,220,000	1,474,857
Series 2016:
5% 5/1/28	85,000	100,909
5% 5/1/32	215,000	254,541
5% 5/1/33	295,000	348,609
Series 2018 A, 5% 2/15/48	325,000	394,219
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	485,000	522,732
Series 2021 134B, 5% 4/1/27 (e)	1,340,000	1,613,710
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/46	9,000,000	11,416,888
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	198,300
5% 7/1/26	170,000	204,514
5% 7/1/27	140,000	172,875
Series 2017 B:
5% 7/1/22 (e)	380,000	393,289
5% 7/1/22	50,000	51,775
5% 7/1/23 (e)	260,000	280,964
5% 7/1/23	85,000	92,009
5% 7/1/25 (e)	600,000	696,246
5% 7/1/26 (e)	515,000	615,560
5% 7/1/27 (e)	430,000	525,834
5% 7/1/28 (e)	515,000	624,107
5% 7/1/29 (e)	385,000	467,645
5% 7/1/32 (e)	515,000	619,900
5% 7/1/33 (e)	385,000	463,544
5% 7/1/34 (e)	690,000	828,849
5% 7/1/37 (e)	775,000	925,630
5% 7/1/42 (e)	2,325,000	2,765,631
5% 7/1/47 (e)	3,270,000	3,879,345
Series 2021:
5% 7/1/26 (e)	12,830,000	15,308,797
5% 7/1/27 (e)	17,680,000	21,587,172
5% 7/1/28 (e)	1,875,000	2,340,115
5% 7/1/34 (e)	3,750,000	4,850,367
5% 7/1/35 (e)	2,015,000	2,585,698
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,561,822
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,765,834
5% 9/1/26	1,580,000	1,897,192
5% 9/1/27	1,670,000	2,002,587
5% 9/1/28	1,395,000	1,670,590
Series 2016 F:
5% 9/1/28	2,410,000	2,886,109
5% 9/1/29	1,565,000	1,868,354
Series 2018 A:
5% 9/1/36	325,000	398,938
5% 9/1/37	190,000	232,527
5% 9/1/38	300,000	366,646
Series 2018 B, 5% 9/1/43	440,000	533,102
Series 2019 A:
4% 9/1/35	1,310,000	1,530,102
5% 9/1/30	1,365,000	1,747,659
5% 9/1/31	1,085,000	1,383,072
5% 9/1/34	625,000	792,156
Series F, 5% 9/1/30	1,170,000	1,395,548
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,508,507
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	854,468
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	542,260
4% 6/1/49	1,135,000	1,283,939
5% 6/1/44	830,000	1,020,757
5% 6/1/49	1,325,000	1,620,310
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	254,363
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,112,563
5% 8/1/48	4,165,000	4,824,475
TOTAL PENNSYLVANIA		179,499,460
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	153,039
5% 9/1/36	1,210,000	1,362,085
Series 2016:
5% 5/15/22	1,300,000	1,335,556
5% 5/15/39	1,085,000	1,225,422
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	390,000	429,657
Series 2021 74, 3% 4/1/49	2,180,000	2,368,482
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	745,000	817,349
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (e)	310,000	320,378
5% 12/1/24 (e)	765,000	867,180
5% 12/1/28 (e)	1,700,000	2,105,959
TOTAL RHODE ISLAND		10,985,107
South Carolina - 1.9%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	618,948
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	542,609
5% 12/1/26	240,000	275,762
5% 12/1/28	975,000	1,112,377
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	540,000	602,666
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,551,974
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	190,000	223,257
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,655,670
Series 2014 A:
5% 12/1/49	2,330,000	2,578,837
5.5% 12/1/54	2,700,000	3,023,000
Series 2014 C, 5% 12/1/46	810,000	912,157
Series 2015 A, 5% 12/1/50	1,075,000	1,220,621
Series 2015 C, 5% 12/1/22	1,455,000	1,535,673
Series 2015 E, 5.25% 12/1/55	1,290,000	1,508,560
Series 2016 A:
5% 12/1/29	515,000	609,716
5% 12/1/38	50,000	58,579
Series 2016 B:
5% 12/1/31	190,000	227,786
5% 12/1/41	2,600,000	3,082,590
Series A, 5% 12/1/23	1,305,000	1,436,319
Spartanburg County Reg'l. Health:
Series 2012 A, 5% 4/15/37	1,255,000	1,282,863
Series 2017 A:
4% 4/15/43	3,225,000	3,639,880
4% 4/15/48	2,250,000	2,534,407
5% 4/15/48	7,705,000	9,201,722
TOTAL SOUTH CAROLINA		45,435,973
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	138,194
Series 2017:
5% 7/1/26	50,000	59,815
5% 7/1/28	50,000	60,997
5% 7/1/29	100,000	121,280
TOTAL SOUTH DAKOTA		380,286
Tennessee - 1.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	183,832
5% 7/1/24	255,000	275,468
5% 7/1/25	255,000	275,329
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,409,832
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (e)	440,000	493,822
Series 2019 B:
5% 7/1/38 (e)	3,290,000	4,104,405
5% 7/1/54 (e)	1,020,000	1,241,184
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	10,250,000	12,534,711
5% 1/1/30	12,000,000	15,729,683
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	2,865,000	3,113,279
TOTAL TENNESSEE		40,361,545
Texas - 6.2%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	20,000	20,000
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (e)	170,000	192,652
5% 11/15/27 (e)	215,000	243,363
5% 11/15/28 (e)	260,000	294,299
5% 11/15/39 (e)	1,960,000	2,208,849
5% 11/15/44 (e)	4,795,000	5,403,792
Series 2017 B:
5% 11/15/28 (e)	170,000	203,273
5% 11/15/30 (e)	265,000	316,834
5% 11/15/32 (e)	210,000	250,129
5% 11/15/35 (e)	215,000	255,695
5% 11/15/36 (e)	360,000	427,882
5% 11/15/37 (e)	245,000	290,661
5% 11/15/41 (e)	980,000	1,159,852
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	499,400
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	258,306
5% 1/1/30	285,000	327,636
5% 1/1/31	80,000	91,856
5% 1/1/32	170,000	195,014
5% 1/1/40	1,000,000	1,143,161
5% 1/1/45	1,205,000	1,376,281
Series 2016:
5% 1/1/40	170,000	196,597
5% 1/1/46	120,000	138,598
Series 2021 C, 5% 1/1/27	3,595,000	4,194,651
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	275,000	285,215
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	529,286
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,408,897
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	878,624
5% 8/15/26	1,300,000	1,570,817
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	2,085,000	2,083,316
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	678,168
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	940,000	990,828
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	265,710
Harris County Flood Cont. District Series 2021 A:
5% 10/1/27	1,600,000	1,990,080
5% 10/1/28	1,700,000	2,164,160
5% 10/1/29	1,700,000	2,212,522
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	503,959
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	796,620
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,436,040
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (e)	865,000	895,555
Series 2018 A, 5% 7/1/41 (e)	3,000,000	3,636,360
Series 2018 C:
5% 7/1/29 (e)	345,000	428,943
5% 7/1/30 (e)	365,000	452,265
5% 7/1/31 (e)	260,000	321,545
5% 7/1/32 (e)	300,000	370,637
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	794,493
5% 3/1/31	800,000	964,865
5% 3/1/32	340,000	409,204
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	575,859
Series 2016 B, 5% 11/15/33	480,000	582,210
Series 2020 C:
4% 11/15/43	3,500,000	4,158,675
4% 11/15/49	3,500,000	4,108,102
5% 11/15/45	3,500,000	4,440,638
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	93,405
5% 10/15/30	325,000	378,053
5% 10/15/32	170,000	197,468
5% 10/15/36	115,000	133,295
5% 10/15/37	195,000	225,731
5% 10/15/38	275,000	318,300
5% 10/15/44	270,000	312,174
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (e)	170,000	199,074
5% 11/1/27 (e)	370,000	432,954
5% 11/1/28 (e)	570,000	665,983
5% 11/1/29 (e)	345,000	402,490
5% 11/1/32 (e)	635,000	737,489
Series 2017:
5% 11/1/22 (e)	130,000	136,565
5% 11/1/23 (e)	190,000	208,122
5% 11/1/24 (e)	170,000	193,188
5% 11/1/25 (e)	170,000	199,299
5% 11/1/26 (e)	170,000	204,762
5% 11/1/27 (e)	170,000	203,549
5% 11/1/28 (e)	300,000	358,360
5% 11/1/29 (e)	215,000	256,804
5% 11/1/30 (e)	170,000	203,030
5% 11/1/31 (e)	385,000	458,967
5% 11/1/32 (e)	445,000	529,454
5% 11/1/33 (e)	170,000	202,028
5% 11/1/34 (e)	170,000	201,905
5% 11/1/36 (e)	170,000	201,819
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,161,195
5% 5/15/26	1,260,000	1,508,868
5% 5/15/27	1,500,000	1,845,301
Series 2015 D:
5% 5/15/28	380,000	439,328
5% 5/15/30	860,000	993,935
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	160,428
5% 8/15/29	345,000	423,137
5% 8/15/47	395,000	472,548
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	146,062
5% 4/1/30	590,000	683,844
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	198,262
5% 1/1/33	205,000	246,213
5% 1/1/34	260,000	311,897
5% 1/1/34	515,000	708,723
5% 1/1/35	380,000	455,427
5% 1/1/36	1,035,000	1,239,540
5% 1/1/37	1,375,000	1,645,178
5% 1/1/38	560,000	592,024
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	164,004
5% 1/1/30	75,000	87,316
5% 1/1/31	100,000	115,992
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	1,430,000	1,696,852
Series 2015 A, 5% 1/1/32	575,000	654,548
Series 2015 B, 5% 1/1/40	1,720,000	1,817,251
Series 2016 A, 5% 1/1/36	215,000	251,939
Series 2017 A, 5% 1/1/39	5,620,000	6,864,276
Series 2018:
4% 1/1/37	2,125,000	2,439,218
4% 1/1/38	4,365,000	4,987,275
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	892,682
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	2,130,000	2,661,272
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	92,081
5% 10/1/30	120,000	146,889
5% 10/1/31	110,000	134,282
5% 10/1/39	215,000	261,048
5% 10/1/40	170,000	206,091
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	690,000	750,907
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	967,100
5% 2/15/25	145,000	166,859
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,097,498	1,168,284
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,095,000	1,230,808
Series A, 3.5% 3/1/51	1,115,000	1,239,817
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 10/14/21 (b)	160,000	160,169
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	710,000	833,287
4% 6/30/39	1,800,000	2,089,872
4% 6/30/40	1,500,000	1,736,207
Series 2013, 6.75% 6/30/43 (e)	2,580,000	2,875,879
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	676,792
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)(d)	10,120,000	10,057,381
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,456,777
Series 2020, 5% 8/1/30	1,000,000	1,323,684
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,247,944
5% 2/15/33	690,000	807,115
5% 2/15/34	860,000	1,004,150
5% 2/15/36	515,000	599,424
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	434,983
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	5,068,350
5% 8/15/31	3,000,000	4,032,280
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	417,981
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	994,058
TOTAL TEXAS		148,321,676
Utah - 0.8%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (e)	345,000	357,117
5% 7/1/24 (e)	300,000	336,553
5% 7/1/25 (e)	345,000	400,341
5% 7/1/27 (e)	730,000	893,608
5% 7/1/29 (e)	640,000	775,006
5% 7/1/30 (e)	475,000	572,040
5% 7/1/31 (e)	905,000	1,088,078
5% 7/1/33 (e)	690,000	829,074
5% 7/1/35 (e)	690,000	825,951
5% 7/1/36 (e)	930,000	1,110,759
5% 7/1/37 (e)	730,000	870,109
5% 7/1/42 (e)	4,220,000	5,019,770
Series 2018 A:
5% 7/1/33 (e)	1,655,000	2,021,423
5.25% 7/1/48 (e)	1,215,000	1,479,064
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	567,995
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	1,000,000	1,248,521
TOTAL UTAH		18,395,409
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	890,345
5% 10/15/46	980,000	1,097,217
(Middlebury College Proj.) Series 2020, 5% 11/1/49	2,125,000	2,645,952
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (e)	1,000,000	1,195,213
5% 6/15/29 (e)	1,700,000	2,077,936
Series 2020 A, 5% 6/15/28 (e)	1,000,000	1,206,047
TOTAL VERMONT		9,112,710
Virginia - 2.1%
Arlington County Series 2021:
5% 6/15/26	2,800,000	3,377,033
5% 6/15/28	4,560,000	5,800,197
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	903,205
5% 6/15/30	215,000	238,346
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	116,974
Series 2016:
4% 6/15/37	125,000	137,696
5% 6/15/27	260,000	308,779
5% 6/15/30	110,000	128,696
5% 6/15/33	75,000	87,125
5% 6/15/34	140,000	162,320
5% 6/15/35	380,000	440,028
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	8,150,000	9,950,795
4% 2/1/35	7,495,000	9,108,908
Series 2015 A:
5% 1/1/35	170,000	191,733
5% 1/1/40	385,000	432,224
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	185,793
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,610,000	7,985,119
5% 8/1/27	7,060,000	8,763,246
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	1,035,000	1,046,346
5% 1/1/40 (e)	205,000	207,207
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	497,991
5% 1/1/34	260,000	300,230
5% 1/1/35	260,000	299,884
5% 1/1/44	170,000	194,235
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	820,000	833,721
TOTAL VIRGINIA		51,697,831
Washington - 2.2%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (e)	600,000	708,910
5% 10/1/30 (e)	345,000	405,790
Series 2019 A, 4% 4/1/44 (e)	625,000	700,633
Series 2019, 5% 4/1/44 (e)	1,500,000	1,801,635
Series 2021 C:
5% 8/1/24 (e)	1,955,000	2,201,143
5% 8/1/25 (e)	1,585,000	1,842,063
5% 8/1/26 (e)	2,175,000	2,599,993
5% 8/1/27 (e)	1,345,000	1,644,569
5% 8/1/28 (e)	3,755,000	4,680,746
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (e)	170,000	175,167
5% 6/1/24 (e)	270,000	288,930
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	875,000	873,657
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	965,000	1,041,646
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	710,000	766,392
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	664,706
5% 2/1/34	715,000	818,657
Series 2017 D, 5% 2/1/33	610,000	737,213
Series 2018 C, 5% 8/1/30	1,150,000	1,417,351
Series 2021 E, 5% 2/1/46	13,180,000	16,736,638
Series R-2017 A, 5% 8/1/30	350,000	421,332
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	162,683
5% 7/1/27	265,000	325,723
5% 7/1/28	325,000	404,728
5% 7/1/29	125,000	154,684
5% 7/1/30	150,000	184,521
5% 7/1/31	180,000	220,544
5% 7/1/32	345,000	421,611
5% 7/1/33	490,000	597,339
5% 7/1/34	115,000	139,843
5% 7/1/42	1,650,000	1,975,627
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	927,178
Series 2015:
5% 1/1/25	345,000	393,446
5% 1/1/27	400,000	461,113
Series 2017, 4% 8/15/42	2,055,000	2,225,820
Series 2019 A2, 5% 8/1/44	1,165,000	1,418,227
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	439,076
5% 10/1/28	380,000	448,268
5% 10/1/35	390,000	449,716
5% 10/1/36	590,000	679,186
5% 10/1/40	580,000	663,014
TOTAL WASHINGTON		53,219,518
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	346,186
5% 1/1/32	230,000	283,363
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	1,000,000	1,164,090
5% 6/1/26	1,000,000	1,201,120
5% 6/1/27	1,000,000	1,234,720
5% 6/1/28	1,500,000	1,892,909
TOTAL WEST VIRGINIA		6,122,388
Wisconsin - 1.5%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (f)	145,000	158,340
5% 5/15/28 (f)	230,000	251,848
5.25% 5/15/37 (f)	70,000	76,662
5.25% 5/15/42 (f)	85,000	92,935
5.25% 5/15/47 (f)	85,000	92,935
5.25% 5/15/52 (f)	160,000	174,937
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	1,595,000	1,826,730
5.25% 10/1/48	1,595,000	1,817,622
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,749,394
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (f)	150,000	165,262
5% 10/1/48 (f)	200,000	219,630
5% 10/1/53 (f)	310,000	339,809
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (f)	325,000	385,996
Series 2021 A, 4.5% 6/1/56 (f)	6,365,000	6,317,347
Series 2021 B, 6.5% 6/1/56 (f)	1,870,000	1,876,065
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	6,260,000	7,746,893
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,019,520
Series 2014:
4% 5/1/33	605,000	639,074
5% 5/1/22	135,000	138,452
Series 2016 A:
5% 2/15/28	410,000	478,368
5% 2/15/29	530,000	615,461
5% 2/15/30	585,000	676,357
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	1,000,000	1,231,505
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	170,000	209,356
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	295,000	363,294
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	325,000	400,239
Series 2018, 5% 4/1/34	2,000,000	2,489,312
Series 2019 A:
2.25% 11/1/26	305,000	305,062
5% 11/1/26	355,000	403,209
5% 11/1/46	1,015,000	1,131,453
Series 2019 B1, 2.825% 11/1/28	345,000	345,126
Series 2019 B2, 2.55% 11/1/27	220,000	220,065
Series 2019:
5% 10/1/30	405,000	510,250
5% 10/1/32	850,000	1,063,349
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	430,000	445,509
5% 6/1/27	385,000	396,781
TOTAL WISCONSIN		36,374,147
TOTAL MUNICIPAL BONDS (Cost $2,152,911,475)		2,249,032,125

Municipal Notes - 0.0%
	Principal Amount (a)	Value ($)
New York - 0.0%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22 (Cost $1,011,621)	1,000,000	1,028,647

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.06% (h)(i) (Cost $215,419,798)	215,395,382	215,438,448

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $2,369,342,894)	2,465,499,220
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(59,598,372)
NET ASSETS - 100.0%	2,405,900,848

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,914,428 or 1.0% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	60,565,934	534,262,053	379,406,000	72,200	(2,188)	18,649	215,438,448	13.7%
Total	60,565,934	534,262,053	379,406,000	72,200	(2,188)	18,649	215,438,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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